Information about QVC's Operating Segments (Depreciation/Amortization by Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Depreciation	$ 33	$ 33	$ 66	$ 63	$ 127	$ 126	$ 135
Amortization of intangible assets	112	107	223	211	431	400	439
QVC-U.S.
Segment Reporting Information [Line Items]
Depreciation	14	14	27	27	55	51	52
Amortization of intangible assets	99	91	192	179	362	338	376
QVC-Japan
Segment Reporting Information [Line Items]
Depreciation	4	5	9	8	23	16	29
Amortization of intangible assets	2	2	4	4	9	10	12
QVC-Germany
Segment Reporting Information [Line Items]
Depreciation	8	8	16	16	30	31	33
Amortization of intangible assets	8	9	19	18	38	33	36
QVC-U.K.
Segment Reporting Information [Line Items]
Depreciation	4	5	8	9	12	21	13
Amortization of intangible assets	3	3	7	6	14	12	11
QVC-Italy
Segment Reporting Information [Line Items]
Depreciation	3	1	6	3	7	7	8
Amortization of intangible assets	$ 0	$ 2	$ 1	$ 4	$ 8	$ 7	$ 4